Marketable securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Marketable securities
Note 6: - Marketable securities

As of December 31, 2024, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

U.S. Treasury and other U.S. government agencies	$117,876	$210	$(81)	$118,006
Corporate bonds	292,601	534	(184)	292,950
Total	$410,477	$744	$(265)	$410,956

As of December 31, 2023, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

U.S. Treasury and other U.S. government agencies	$99,745	$302	$(805)	$99,242
Corporate bonds	377,991	985	(2,080)	376,896
Total	$477,736	$1,287	$(2,885)	$476,138

The following table summarizes the amortized cost, unrealized holding gains and losses and fair value of marketable securities by contractual maturity as of December 31, 2024:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Due within one year	$288,842	$281	$(176)	$288,947
Due after one year through two years	121,635	463	(89)	122,009
Total	$410,477	$744	$(265)	$410,956

The following table summarizes the amortized cost, unrealized holding gains and losses and fair value of marketable securities by contractual maturity as of December 31, 2023:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Due within one year	$149,188	$42	$(1,424)	$147,806
Due after one year through two years	328,548	1,245	(1,461)	328,332
Total	$477,736	$1,287	$(2,885)	$476,138

From the total of $265 and $2,885 unrealized losses as of December 31, 2024 and 2023, $250 and $2,477 were in continuous unrealized loss for more than 12 months, respectively. The unrealized losses are mainly driven by the higher interest rate environment and the recent interest rate hikes by global central banks during 2023-2024, which was due mainly to elevated inflation rates, therefore negatively impacted the fair value of securities in the Company’s portfolio.

As of December 31, 2024 and 2023, interest receivable amounted to $3,492 and $3,354, respectively, and is included within other receivables in the balance sheet.